Document and Entity Information	Sep. 17, 2026
Cover [Abstract]
Entity Registrant Name	Audax Private Credit Fund, LLC
Amendment Flag	false
Entity Central Index Key	0002033362
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-56739
Entity Tax Identification Number	99-4488204
Entity Address, Address Line One	320 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	703-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false